Fair Value Measurements (Details) - Schedule of fair value on a recurring basis	Mar. 31, 2022 USD ($)
Level 1 [Member] | Agrico Acquisition Corp.
Fair Value Measurements [Line Items]
Marketable securities held in Trust Account	$ 146,651,498